Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 1,381	$ 3,323
Trade notes and accounts receivable	12,855	12,576
Unbilled revenues	800	1,237
Other receivables	2,005	1,574
Financial assets	17,041	18,710
Trade and other receivables	13,888	15,783
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (3,153)	$ (2,927)